Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants and Rights Note Disclosure [Abstract]
Schedule Of Stockholders Equity Note Warrants Or Rights
The Company determined the following fair values for the outstanding Warrants:

	As of
	September 30, 2020	December 31, 2019
2017 Warrant	$7,413	$1,035
2018 Warrant	853	87
2020 Warrants	7,146	—

Total	$15,412	$1,122

The Company determined the following fair values for the outstanding Warrants:

	As of December 31,
	2019	2018
2017 Warrant	$1,035	$808
2018 Warrant	87	58

Total	$1,122	$866